SHAREHOLDERS´ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
As of December 31, 2021 and 2020, the Company’s ownership structure was as follows

As of December 31, 2021 and 2020, the Company’s ownership structure was as follows:

			12/31/2021			12/31/2020
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	679,522,254	48.97%	50.65%	679,522,254	48.97%	49.24%
Rio Iaco Participações S.A. (*)	45,706,242	3.29%	3.41%	58,193,503	4.19%	4.22%
NYSE (ADRs)	250,564,538	18.06%	18.67%	248,763,533	18.90%	19.00%
Other shareholders	365,941,013	26.38%	27.27%	393,635,257	27.41%	27.55%
Outstanding shares	1,341,734,047	96.70%	100.00%	1,380,114,547	99.47%	100.00%
Treasury shares	45,790,000	3.30%		7,409,500	0.53%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%
(*)	Controlling group companies.

As of December 31, 2021, the position of treasury shares was as follows:

As of December 31, 2021, the position of treasury shares was as follows:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Sale of shares	Balance in treasury
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable		22,981,500	7,409,500
1º	06/21/2021	24,154,500	From 06/22/2021 to 12/22/2021	R$ 21.82	R$20.06 and R$23.22	24,082,000		31,491,500
2º	6/12/2021	30,000,000	From 12/07/2021 to 6/30/2022	R$ 24.70	R$23.94 and R$25.45	14,298,500		45,790,000

Schedule of position of treasury shares

Quantity purchased (in units)	Amount paid for the shares	Share price			Share market price as of 12/31/2021 (*)

		Minimum	Maximum	Average
45,790,000	R$ 936,930	R$ 4.48	R$ 25.45	R$ 18.13	R$ 1,144,292
(*)	The average share price on December 31, 2021, was used in the amount of R$24.99 per share.

The earnings per share are shown below:

The earnings per share are shown below:

	12/31/2021	12/31/2020	12/31/2019
	Common Shares
Profit for the year	12,258,628	3,794,295	1,789,067
Weighted average number of shares	1,376,362,149	1,380,114,547	1,380,114,547
Basic and diluted earnings per share	8.90654	2.74926	1.29632